Subsequent Events (Details) $ / shares in Units, € in Millions								6 Months Ended
	Sep. 22, 2026 USD ($)	Sep. 22, 2026 EUR (€)	Sep. 10, 2026 shares	Jul. 27, 2026 USD ($) $ / shares shares	Jul. 15, 2026 USD ($)	Jul. 09, 2026 $ / shares shares	Dec. 24, 2025	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 $ / shares shares	Apr. 14, 2025 shares	Apr. 07, 2025 $ / shares	Sep. 24, 2024 $ / shares
Subsequent Events [Abstract]
Payment of dividend on Series A Preferred Shares | $								$ 250,000	$ 1,389
Reverse stock split ratio							0.2
Common shares, shares issued (in shares)								582,524		187,049	31,823
Common shares, shares outstanding (in shares)								582,524		184,991	31,823
Common shares, par value (in dollars per share) | $ / shares								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Equity offering, gross proceeds | $								$ 0	17,157,000
Related Party [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Payment of dividend on Series A Preferred Shares | $								$ 250,000	$ 1,389
Subsequent Event [Member]
Subsequent Events [Abstract]
Reverse stock split ratio						0.07
Common shares, shares issued (in shares)						582,297
Common shares, shares outstanding (in shares)						582,297
Common shares, par value (in dollars per share) | $ / shares						$ 0.001
Subsequent Event [Member] | Related Party [Member] | Toro Corp. [Member] | O 2026-Q2 Dividends [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Payment of dividend on Series A Preferred Shares | $					$ 125,000
Subsequent Event [Member] | Underwritten Equity Offering [Member]
Subsequent Events [Abstract]
Equity offering, number of shares issued				750,000
Equity offering, price per share (in dollars per share) | $ / shares				$ 4
Equity offering, gross proceeds | $				$ 3,000,000
Equity offering, additional shares purchase period				45 days
Equity offering, number of additional shares available for purchase (in shares)				54,380
Equity offering, additional shares issued			0
Subsequent Event [Member] | IntegrEn Limited [Member]
Subsequent Events [Abstract]
Payments to acquire notes receivable	$ 5,500,000	€ 4.7
Investment, Type [Extensible Enumeration]	us-gaap:SeniorNotesMember	us-gaap:SeniorNotesMember
Notes receivable, coupon rate	0.00%	0.00%